Note 10 - Income Taxes (Details Textual) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Taxes Paid	$ 0	$ 0
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount		1,200
Domestic Tax Authority [Member]
Operating Loss Carryforwards, Total		61,800
Operating Loss Carryforwards, Subject to Expiration		$ 53,600